TRADE RECEIVABLES - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 100,041	$ 90
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 100,041	$ 90